Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Shares held in treasury [member]	Translation reserve [member]	Other reserves [member]	Shareholders' equity [member]	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2017	£ 2,313	£ 224	£ 3,104	£ (1,631)	£ 170	£ 425	£ 2,292	£ 21
Total comprehensive income for the year	1,526				207	1,313	1,520	6
Dividends paid	(804)					(796)	(796)	(8)
Issue of ordinary shares, net of expenses	21	134	114			(227)	21
Repurchase of ordinary shares	(743)			(743)			(743)
Cancellation of shares		(68)	(1,795)	1,601		262
Increase in share based remuneration reserve (net of tax)	35					35	35
Settlement of share awards				35		(35)
Acquisitions	11							11
Exchange differences on translation of capital and reserves			(8)	4	(3)	7
Equity at end of period at Dec. 31, 2018	2,359	290	1,415	(734)	374	984	2,329	30
Total comprehensive income for the year	1,356				(82)	1,434	1,352	4
Dividends paid	(851)					(842)	(842)	(9)
Issue of ordinary shares, net of expenses	29	1	28				29
Repurchase of ordinary shares	(637)			(637)			(637)
Bonus issue of ordinary share		4,000				(4,000)
Cancellation of bonus share		(4,000)				4,000
Cancellation of shares		(5)		504		(499)
Increase in share based remuneration reserve (net of tax)	33					33	33
Settlement of share awards				33		(33)
Acquisitions	(1)							(1)
Put option	(103)					(103)	(103)
Disposal of non-controlling interest	6					5	5	1
Exchange differences on translation of capital and reserves	(1)							(1)
Equity at end of period at Dec. 31, 2019	2,190	286	1,443	(834)	292	979	2,166	24
Total comprehensive income for the year	839				(265)	1,120	855	(16)
Dividends paid	(886)					(880)	(880)	(6)
Issue of ordinary shares, net of expenses	16		16				16
Repurchase of ordinary shares	(87)			(87)			(87)
Increase in share based remuneration reserve (net of tax)	27					27	27
Settlement of share awards				34		(34)
Acquisitions						2	2	(2)
Exchange differences on translation of capital and reserves	2							2
Equity at end of period at Dec. 31, 2020	£ 2,101	£ 286	£ 1,459	£ (887)	£ 27	£ 1,214	£ 2,099	£ 2